Schedule of Plant Asset Consists (Details) - USD ($)	Dec. 31, 2022	May 13, 2022	Jan. 07, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Deposit paid	$ 500,000		$ 500,000
Sales tax paid	231,000	$ 231,000
Value of shares issued	1,970,264	$ 1,970,264
Value of warrants issued	1,273,032
Total plant & inventory purchased	3,974,296
Site preparation costs	2,296,266
Demobilization	2,201,414
Less spare parts inventory	(341,004)
Pend Oreille plant asset, net	$ 8,130,972